Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Details
Non-capital losses carried forward	$ 255,710	$ 282,166
Deferred assets attributable to marketable securities	19,681	19,182
Deferred tax attributable to the Resource Pool	15,257	8,589
Deferred tax attributable to Asset Retirement Obligations	(1,039)	(1,088)
Total gross deferred income tax assets	289,609	308,849
Valuation allowance	$ (289,609)	$ (308,849)